COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	Dec. 31, 2016 USD ($)
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
2016	$ 2,129
2017	1,581
2018	1,164
2019	472
Total minimum annual rental payments	$ 5,346